BUSINESS	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS

NOTE 1 – BUSINESS

Loop Media Inc. is a Nevada corporation. We were incorporated under the laws of the State of Nevada on May 11, 2015.

We are a multichannel digital video platform media company that uses marketing technology, or “MarTech,” to generate our revenue and offer our services. Our technology and vast library of videos and licensed content enable us to curate and distribute short-form videos to out-of-home (“OOH”) dining, hospitality, retail and other locations and venues to enable them to inform, entertain and engage their customers. Our technology provides third-party advertisers with a targeted marketing and promotional tool for their products and services and, in certain instances, allows us to measure the number of potential viewers of such advertising and promotional materials. We also allow OOH customers to access our service without advertisements by paying a monthly subscription fee. In addition to providing services to OOH venue operators, we currently provide our services direct to consumers (“D2C”) in their homes on connected TVs (“CTVs”) and on their mobile devices.

We offer self-curated music video content licensed from major and independent record labels, as well as movie, television and video game trailers, kid-friendly videos, viral videos, drone footage, news headlines, and lifestyle and atmospheric channels. We distribute our content and advertising inventory to OOH locations primarily through (i) our owned and operated platform (“O&O Network”) of Loop Media-designed “small-box” streaming Android media players (“Loop Players”) and legacy ScreenPlay computers and (ii) through screens on digital networks owned and operated by third parties (“Partner Network”, and together with the O&O Network, the “Loop Network”). We moved to an advertising-based model and ramped up distribution of Loop Players for our O&O Network starting in early 2021. As of June 30, 2022, we had 12,584 quarterly active units (“QAUs”). We launched our Partner Network business beginning in early May 2022 with one partner on approximately 5,000 of the partner’s screens, and we rolled out to the remaining 12,000 screens in that network as of mid-May 2022, remaining at approximately that level as of early-August 2022. Our legacy businesses, including our content subscription-based business and our CTV business, complement these newer businesses.

Going concern and management’s plans

As of June 30, 2022, we had cash of $709,725 and an accumulated deficit of ($81,763,526). During the nine months ended June 30, 2022, we used net cash in operating activities of $(8,832,956). We have incurred net losses since inception. These conditions raise substantial doubt about our ability to continue as a going concern within one year from the issuance date of these consolidated financial statements.

Our primary source of operating funds since inception has been cash proceeds from debt and equity financing transactions. Our ability to continue as a going concern is dependent upon our ability to generate sufficient revenue and our ability to raise additional funds by way of our debt and equity financing efforts.

The accompanying unaudited consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These unaudited consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or classification of the liabilities that might be necessary if we are unable to continue as a going concern. Our ability to continue as a going concern is dependent on management’s further implementation of our ongoing and strategic plans, which include continuing to raise funds through equity and/or debt raises. If we are unable to raise adequate funds, certain aspects of the ongoing and strategic plans may require modification. Management is in the process of identifying sources of capital via strategic partnerships, debt refinancing and equity investments through one or more private placements.

NOTE 1 – BUSINESS

Loop Media Inc. (the “Company”; formerly Interlink Plus, Inc.) is a Nevada corporation. The Company was incorporated under the laws of the State of Nevada on May 11, 2015. On February 5, 2020, the Company and the Company’s wholly owned subsidiary, Loop Media Acquisition, Inc. (“Merger Sub”), a Delaware corporation, closed the Agreement and Plan of Merger (the “Merger Agreement”) with Loop Media, Inc. (“Loop”), a Delaware corporation. Pursuant to the Merger Agreement, Merger Sub merged with and into Loop with Loop as surviving entity and becoming a wholly-owned subsidiary of the Company (the “Merger”).

Pursuant to the Merger Agreement, the Company acquired 100% of the outstanding shares of Loop in exchange for 152,823,970 shares of the Company’s common stock at an exchange ratio of 1:1. Loop was incorporated on May 18, 2016 under the laws of the State of Delaware. As a result of such acquisition, the Company’s operations now are focused on premium short-form video for businesses and consumers.

In connection with the Merger, on February 6, 2020, the Company entered into a Purchase Agreement (the “Asset Purchase Agreement”) with Zixiao Chen (“Buyer”) for the purchase of assets relating to the Company’s two major business segments: travel agency assistance services and convention services (together, the “Business”). In consideration for the assets of the Business, Buyer transferred to the Company 2,000,000 shares of its common stock and agreed to assume and discharge any and all liabilities relating to the Business accruing up to the effective time of the Asset Purchase Agreement. The shares were retired and restored to the status of authorized and unissued shares.

In 2019 Loop owned 100% of the capital stock of two companies that make up ScreenPlay. ScreenPlay was a combination of ScreenPlay, Inc. (“SPI”), a state of Washington corporation incorporated in 1991, and SPE, Inc. (“SPE”), a state of Washington corporation incorporated in 2008. ScreenPlay provided customized audiovisual environments that supported integrated brand strategies for clients in the retail, hospitality, and business services markets, and for online content providers.

On January 24, 2020 the Company merged SPE with and into the Company. The certificate of merger was issued by the State of Washington on January 24, 2020 and the certificate of ownership and merger was issued by the State of Delaware on January 24, 2020. For accounting purposes, Loop was the surviving entity. The transaction was accounted for as a recapitalization of Loop pursuant to which Loop was treated as the accounting acquirer, surviving and continuing entity although the Company is the legal acquirer. The Company did not recognize goodwill or any intangible assets in connection with the Merger. Accordingly, the Company’s historical financial statements are those of Loop and its wholly-owned subsidiary, ScreenPlay, immediately following the consummation of this reverse merger transaction.

On June 8, 2020, a 1 for 1.5 reverse stock split of the Company’s common stock became effective. All share and per share information in the accompanying consolidated financial statements and footnotes has been retroactively adjusted for the effects of the reverse split for all periods presented.

Going concern and management’s plans

As of September 30, 2021, the Company had cash of $4,162,548 and an accumulated deficit of ($66,842,416). During the twelve months ended September 30, 2021, the Company used net cash in operating activities of $ (9,529,061). The Company has incurred net losses since inception. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year from the issuance date of these consolidated financial statements.

The Company’s primary source of operating funds since inception has been cash proceeds from debt and equity financing transactions. The ability of the Company to continue as a going concern is dependent upon its ability to generate sufficient revenue and its ability to raise additional funds by way of its debt and equity financing efforts.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or classification of the liabilities that might be necessary should the Company be unable to continue as a going concern. The ability of the Company to continue as a going concern is dependent on management’s further implementation of the Company’s on-going and strategic plans, which include continuing to raise funds through equity and/or debt raises. Should the Company be unable to raise adequate funds, certain aspects of the on-going and strategic plans may require modification. Management is in the process of identifying sources of capital via strategic partnerships, debt refinancing and equity investments through one or more private placements.

COVID-19

The continuing spread of COVID-19 around the world is affecting the United States and global economies and has affected our operations and those of third parties on which we rely, including disruptions in staffing, order fulfillment and demand for product. In addition, the COVID-19 pandemic has and may continue to affect our revenue significantly. Additionally, while the potential economic impact brought by, and the duration of the COVID-19 pandemic is difficult to assess or predict, the impact of the COVID-19 pandemic on the global financial markets may reduce our ability to access capital, which could negatively impact our short-term and long-term liquidity. The continuing impact of the COVID-19 pandemic is highly uncertain and subject to change.

As COVID-19 continues to evolve, the extent to which the coronavirus impacts operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration and severity of the outbreak, and the actions that may be required to contain the coronavirus or treat its impact. The Company continues to monitor the pandemic and, the extent to which the continued spread of the virus adversely affects our customer base and therefore revenue. As the COVID-19 pandemic is complex and rapidly evolving, the Company’s plans as described above may change. At this point, the Company cannot reasonably estimate the duration and severity of this pandemic, which could have a material adverse impact on the business, results of operations, financial position, and cash flows.